Post-employment Benefits (Details 4) - number	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Number of active participants	4,000	10,000
Number of inactive participants	4,013,000	4,115,000
Number of other participants of retirement benefit plan	0	0
Number of participants of retirement benefit plan receiving benefits	4,017,000	4,125,000
Plan III [Member]
Disclosure of defined benefit plans [line items]
Number of active participants	4,501,000	5,806,000
Number of inactive participants	6,357,000	5,379,000
Number of other participants of retirement benefit plan	0	0
Number of participants of retirement benefit plan receiving benefits	10,858,000	11,185,000
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Number of active participants	4,302,000	5,687,000
Number of inactive participants	9,686,000	8,857,000
Number of other participants of retirement benefit plan	10,526,000	19,925,000
Number of participants of retirement benefit plan receiving benefits	24,514,000	34,469,000